AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 70.9%
Information Technology – 14.2%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	185	$63,573
Cisco Systems, Inc./Delaware	14,250	775,628
F5 Networks, Inc.(a)	200	39,756
Juniper Networks, Inc.	1,100	30,272
Motorola Solutions, Inc.	575	133,584
Nokia Oyj(a)	29,732	163,981
Telefonaktiebolaget LM Ericsson - Class B(b)	16,095	181,663

		1,388,457

Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. - Class A	2,020	147,925
Azbil Corp.	599	25,790
CDW Corp./DE	472	85,914
Corning, Inc.	2,615	95,421
Halma PLC	2,093	79,834
Hamamatsu Photonics KK	749	46,332
Hexagon AB	10,864	168,044
Hirose Electric Co., Ltd.	189	31,409
Ibiden Co., Ltd.	541	29,758
IPG Photonics Corp.(a)	113	17,899
Keyence Corp.	1,124	670,883
Keysight Technologies, Inc.(a)	618	101,531
Kyocera Corp.	1,759	109,958
Murata Manufacturing Co., Ltd.	3,117	275,706
Omron Corp.	1,053	104,197
Shimadzu Corp.	1,278	56,125
TDK Corp.	2,262	81,574
TE Connectivity Ltd.	1,110	152,314
Teledyne Technologies, Inc.(a)	155	66,585
Trimble, Inc.(a)	845	69,501
Venture Corp., Ltd.	1,462	19,216
Yaskawa Electric Corp.	1,238	59,447
Yokogawa Electric Corp.	1,234	21,523
Zebra Technologies Corp. - Class A(a)	182	93,807

		2,610,693

IT Services – 2.6%
Accenture PLC - Class A	2,145	686,228
Adyen NV(a) (c)	109	304,694
Afterpay Ltd.(a)	1,197	103,989
Akamai Technologies, Inc.(a)	545	57,002
Amadeus IT Group SA - Class A(a)	2,484	163,377
Atos SE	546	29,005
Automatic Data Processing, Inc.	1,440	287,885
Bechtle AG	453	30,983
Broadridge Financial Solutions, Inc.	389	64,823
Capgemini SE	884	183,321
Cognizant Technology Solutions Corp. - Class A	1,780	132,094
Computershare Ltd.	2,989	38,651
DXC Technology Co.(a)	858	28,837
Edenred	1,359	73,158
Fidelity National Information Services, Inc.	2,089	254,190

Company	Shares	U.S. $ Value

Fiserv, Inc.(a)	2,008	$217,868
FleetCor Technologies, Inc.(a)	281	73,417
Fujitsu Ltd.	1,151	207,998
Gartner, Inc.(a)	290	88,125
Global Payments, Inc.	997	157,107
GMO Payment Gateway, Inc.	264	33,333
International Business Machines Corp.	3,018	419,291
Itochu Techno-Solutions Corp.	455	14,776
Jack Henry & Associates, Inc.	247	40,523
Mastercard, Inc. - Class A	2,960	1,029,133
NEC Corp.	1,309	70,936
Nexi SpA(a) (c)	2,423	45,183
Nomura Research Institute Ltd.	1,854	68,147
NTT Data Corp.	3,422	66,162
Obic Co., Ltd.	421	80,056
Otsuka Corp.	630	32,396
Paychex, Inc.	1,075	120,884
PayPal Holdings, Inc.(a)	3,975	1,034,335
SCSK Corp.	792	16,751
TIS, Inc.	1,194	32,589
VeriSign, Inc.(a)	335	68,678
Visa, Inc. - Class A	5,720	1,274,130
Western Union Co. (The) - Class W	1,380	27,904
Wix.com Ltd.(a)	307	60,163
Worldline SA/France(a) (c)	1,310	99,856

		7,817,978

Semiconductors & Semiconductor Equipment – 3.3%
Advanced Micro Devices, Inc.(a)	4,103	422,199
Advantest Corp.	1,077	95,971
Analog Devices, Inc.	1,813	303,641
Applied Materials, Inc.	3,095	398,419
ASM International NV	261	102,212
ASML Holding NV	2,314	1,728,693
Broadcom, Inc.	1,379	668,719
Disco Corp.	156	43,694
Enphase Energy, Inc.(a)	453	67,936
Infineon Technologies AG	7,201	294,508
Intel Corp.	13,650	727,272
KLA Corp.	520	173,945
Lam Research Corp.	489	278,314
Lasertec Corp.	471	107,227
Microchip Technology, Inc.	925	141,978
Micron Technology, Inc.	3,790	269,014
Monolithic Power Systems, Inc.	149	72,217
NVIDIA Corp.	8,430	1,746,359
NXP Semiconductors NV	934	182,943
Qorvo, Inc.(a)	378	63,198
QUALCOMM, Inc.	3,814	491,930
Renesas Electronics Corp.(a)	6,817	83,899
Rohm Co., Ltd.	479	45,171
Skyworks Solutions, Inc.	554	91,288
STMicroelectronics NV	3,765	164,386
SUMCO Corp.	1,434	28,609
Teradyne, Inc.	560	61,135
Texas Instruments, Inc.	3,115	598,734
Tokyo Electron Ltd.	830	366,676

Company	Shares	U.S. $ Value

Xilinx, Inc.	825	$124,567

		9,944,854

Software – 4.3%
Adobe, Inc.(a)	1,620	932,666
ANSYS, Inc.(a)	292	99,411
Autodesk, Inc.(a)	745	212,452
AVEVA Group PLC	634	30,642
Cadence Design Systems, Inc.(a)	934	141,445
Ceridian HCM Holding, Inc.(a)	456	51,355
Check Point Software Technologies Ltd.(a)	619	69,972
Citrix Systems, Inc.	410	44,022
CyberArk Software Ltd.(a)	214	33,773
Dassault Systemes SE	3,643	191,715
Fortinet, Inc.(a)	459	134,046
Intuit, Inc.	930	501,744
Microsoft Corp.	25,473	7,181,348
Nemetschek SE	318	33,215
Nice Ltd.(a)	346	97,974
NortonLifeLock, Inc.	1,955	49,461
Oracle Corp.	5,564	484,791
Oracle Corp. Japan	242	21,259
Paycom Software, Inc.(a)	164	81,303
PTC, Inc.(a)	349	41,807
Sage Group PLC (The)	6,045	57,558
salesforce.com, Inc.(a)	3,263	884,991
SAP SE	5,759	778,785
ServiceNow, Inc.(a)	669	416,299
Sinch AB(a) (c)	2,789	54,084
Synopsys, Inc.(a)	512	153,298
TeamViewer AG(a) (c)	887	25,950
Temenos AG	368	49,933
Trend Micro, Inc./Japan	689	38,369
Tyler Technologies, Inc.(a)	139	63,752
WiseTech Global Ltd.	806	30,566
Xero Ltd.(a)	728	71,438

		13,059,424

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	53,050	7,506,575
Brother Industries Ltd.	1,285	28,277
Canon, Inc.	5,511	134,843
FUJIFILM Holdings Corp.	2,009	173,477
Hewlett Packard Enterprise Co.	4,410	62,842
HP, Inc.	4,060	111,082
Logitech International SA	955	84,964
NetApp, Inc.	750	67,320
Ricoh Co., Ltd.	3,672	37,573
Seagate Technology Holdings PLC	670	55,288
Seiko Epson Corp.(b)	1,492	30,123

Company	Shares	U.S. $ Value

Western Digital Corp.(a)	1,033	$58,303

		8,350,667

		43,172,073

Financials – 9.8%
Banks – 4.4%
ABN AMRO Bank NV (GDR)(a) (c)	2,332	33,645
Australia & New Zealand Banking Group Ltd.	15,691	315,115
Banco Bilbao Vizcaya Argentaria SA(b)	36,770	242,704
Banco Santander SA	95,625	346,388
Bank Hapoalim BM	6,261	54,994
Bank Leumi Le-Israel BM	8,012	67,886
Bank of America Corp.	25,496	1,082,305
Banque Cantonale Vaudoise	166	12,621
Barclays PLC	95,736	243,263
BNP Paribas SA	6,202	396,808
BOC Hong Kong Holdings Ltd.	20,031	60,362
CaixaBank SA	24,514	76,018
Chiba Bank Ltd. (The)	2,914	18,883
Citigroup, Inc.	6,989	490,488
Citizens Financial Group, Inc.	1,439	67,604
Comerica, Inc.	470	37,835
Commerzbank AG(a)	5,524	36,589
Commonwealth Bank of Australia	9,783	726,000
Concordia Financial Group Ltd.	5,921	23,308
Credit Agricole SA	6,433	88,424
Danske Bank A/S	3,803	64,066
DBS Group Holdings Ltd.	9,175	203,305
DNB Bank ASA	5,129	116,606
Erste Group Bank AG	1,540	67,620
Fifth Third Bancorp	2,380	101,007
FinecoBank Banca Fineco SpA(a)	3,361	60,706
First Republic Bank/CA	593	114,378
Hang Seng Bank Ltd.	4,005	68,601
HSBC Holdings PLC	112,324	587,306
Huntington Bancshares, Inc./OH	4,985	77,068
ING Groep NV(b)	21,510	312,723
Intesa Sanpaolo SpA	91,077	257,838
Israel Discount Bank Ltd. - Class A(a)	6,418	33,880
Japan Post Bank Co., Ltd.	2,218	19,025
JPMorgan Chase & Co.	10,235	1,675,367
KBC Group NV	1,379	124,392
KeyCorp	3,275	70,806
Lloyds Banking Group PLC	390,754	243,213
M&T Bank Corp.	435	64,963
Mediobanca Banca di Credito Finanziario SpA(a)	3,424	41,194
Mitsubishi UFJ Financial Group, Inc.	67,387	398,347
Mizrahi Tefahot Bank Ltd.	773	26,035
Mizuho Financial Group, Inc.	13,254	187,506
National Australia Bank Ltd.	18,182	358,568
Natwest Group PLC	26,853	80,958
Nordea Bank Abp(b)	17,866	230,226
Oversea-Chinese Banking Corp., Ltd.	18,327	154,327
People’s United Financial, Inc.	1,445	25,244
PNC Financial Services Group, Inc. (The)	1,430	279,765
Raiffeisen Bank International AG	816	21,342
Regions Financial Corp.	3,245	69,151

Company	Shares	U.S. $ Value

Resona Holdings, Inc.	11,722	$46,888
Shizuoka Bank Ltd. (The)	2,394	19,670
Skandinaviska Enskilda Banken AB - Class A	8,974	126,474
Societe Generale SA	4,470	139,977
Standard Chartered PLC	14,794	86,482
Sumitomo Mitsui Financial Group, Inc.	7,133	250,934
Sumitomo Mitsui Trust Holdings, Inc.	1,817	62,578
SVB Financial Group(a)	196	126,789
Svenska Handelsbanken AB - Class A	8,043	90,077
Swedbank AB - Class A	4,993	100,682
Truist Financial Corp.	4,548	266,740
UniCredit SpA	11,720	155,099
United Overseas Bank Ltd.	5,692	107,679
US Bancorp	4,575	271,938
Wells Fargo & Co.	13,978	648,719
Westpac Banking Corp.	20,230	374,123
Zions Bancorp NA	550	34,040

		13,465,662

Capital Markets – 2.1%
3i Group PLC	5,366	92,170
Abrdn PLC	12,034	41,156
Ameriprise Financial, Inc.	395	104,327
Amundi SA(c)	335	28,176
ASX Ltd.	1,067	61,604
Bank of New York Mellon Corp. (The)	2,725	141,264
BlackRock, Inc. - Class A	483	405,073
Cboe Global Markets, Inc.	356	44,094
Charles Schwab Corp. (The)	5,072	369,444
CME Group, Inc. - Class A	1,210	233,990
Credit Suisse Group AG	13,498	133,310
Daiwa Securities Group, Inc.	7,963	46,414
Deutsche Bank AG(a)	11,397	144,830
Deutsche Boerse AG	1,048	170,055
EQT AB	1,313	54,521
Franklin Resources, Inc.	920	27,342
Futu Holdings Ltd. (ADR)(a) (b)	276	25,122
Goldman Sachs Group, Inc. (The)	1,148	433,978
Hargreaves Lansdown PLC	1,961	37,652
Hong Kong Exchanges & Clearing Ltd.	6,790	417,249
Intercontinental Exchange, Inc.	1,900	218,158
Invesco Ltd.	1,270	30,620
Japan Exchange Group, Inc.	2,788	69,142
Julius Baer Group Ltd.	1,234	81,987
London Stock Exchange Group PLC	1,791	179,473
Macquarie Group Ltd.	1,896	244,956
Magellan Financial Group Ltd.	760	19,077
MarketAxess Holdings, Inc.	130	54,690
Moody’s Corp.	545	193,535
Morgan Stanley	5,031	489,567
MSCI, Inc. - Class A	277	168,510
Nasdaq, Inc.	390	75,278
Nomura Holdings, Inc.	16,921	83,419
Northern Trust Corp.	700	75,467
Partners Group Holding AG	126	196,640
Raymond James Financial, Inc.	614	56,614
S&P Global, Inc.	820	348,410
SBI Holdings, Inc./Japan	1,295	31,718
Schroders PLC	685	32,989

Company	Shares	U.S. $ Value

Singapore Exchange Ltd.	3,635	$26,611
St. James’s Place PLC	2,967	59,851
State Street Corp.	1,175	99,546
T. Rowe Price Group, Inc.	765	150,476
UBS Group AG	20,216	322,680

		6,321,185

Consumer Finance – 0.3%
Acom Co., Ltd.(b)	2,174	7,944
American Express Co.	2,200	368,566
Capital One Financial Corp.	1,523	246,680
Discover Financial Services	1,030	126,536
Synchrony Financial	1,828	89,353

		839,079

Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc. - Class B(a)	6,261	1,708,877
EXOR NV	598	50,183
Groupe Bruxelles Lambert SA	623	68,527
IHS Markit Ltd.	1,261	147,058
Industrivarden AB	589	18,817
Industrivarden AB - Class C	880	27,188
Investor AB	10,047	216,054
Kinnevik AB(a)	1,334	46,896
L E Lundbergforetagen AB - Class B	419	22,994
M&G PLC	14,337	39,172
Mitsubishi HC Capital, Inc.	3,623	18,944
ORIX Corp.	6,731	125,947
Sofina SA	85	33,774
Tokyo Century Corp.	140	7,882
Wendel SE	148	20,450

		2,552,763

Insurance – 2.2%
Admiral Group PLC	1,063	44,416
Aegon NV	9,867	50,932
Aflac, Inc.	2,130	111,037
Ageas SA/NV	965	47,787
AIA Group Ltd.	66,037	759,716
Allianz SE	2,274	509,480
Allstate Corp. (The)	1,010	128,583
American International Group, Inc.	2,893	158,797
Aon PLC	765	218,614
Arthur J Gallagher & Co.	692	102,866
Assicurazioni Generali SpA	6,083	128,833
Assurant, Inc.	200	31,550
Aviva PLC	21,664	114,816
AXA SA	10,669	295,673
Baloise Holding AG	256	38,833
Brown & Brown, Inc.	789	43,750
Chubb Ltd.	1,512	262,302
Cincinnati Financial Corp.	500	57,110
CNP Assurances	946	14,931
Dai-ichi Life Holdings, Inc.	5,613	122,762
Direct Line Insurance Group PLC	7,524	29,359
Everest Re Group Ltd.	134	33,605
Gjensidige Forsikring ASA	1,102	24,407
Globe Life, Inc.	312	27,777

Company	Shares	U.S. $ Value

Hannover Rueck SE	333	$57,989
Hartford Financial Services Group, Inc. (The)	1,205	84,651
Insurance Australia Group Ltd.	13,593	47,470
Japan Post Holdings Co., Ltd.(a)	8,667	72,852
Japan Post Insurance Co., Ltd.	1,192	21,621
Legal & General Group PLC	32,907	123,634
Lincoln National Corp.	600	41,250
Loews Corp.	750	40,447
Marsh & McLennan Cos., Inc.	1,710	258,945
Medibank Pvt Ltd.	15,187	38,776
MetLife, Inc.	2,510	154,942
MS&AD Insurance Group Holdings, Inc.	2,392	80,005
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	773	210,928
NN Group NV	1,548	81,088
Phoenix Group Holdings PLC	3,581	30,958
Poste Italiane SpA(c)	2,881	39,562
Principal Financial Group, Inc.	850	54,740
Progressive Corp. (The)	1,975	178,520
Prudential Financial, Inc.	1,325	139,390
Prudential PLC	14,390	279,244
QBE Insurance Group Ltd.	8,134	67,009
Sampo Oyj - Class A	2,750	135,962
SCOR SE	874	25,168
Sompo Holdings, Inc.	1,691	73,364
Suncorp Group Ltd.	7,061	62,786
Swiss Life Holding AG	177	89,185
Swiss Re AG	1,663	141,937
T&D Holdings, Inc.	2,896	39,727
Tokio Marine Holdings, Inc.	3,404	182,471
Travelers Cos., Inc. (The)	850	129,208
Tryg A/S	1,985	44,998
Willis Towers Watson PLC	437	101,585
WR Berkley Corp.	464	33,956
Zurich Insurance Group AG	830	339,404

		6,861,708

		30,040,397

Health Care – 9.2%
Biotechnology – 1.0%
AbbVie, Inc.	5,966	643,552
Amgen, Inc.	1,938	412,116
Argenx SE(a)	253	76,050
Biogen, Inc.(a)	505	142,910
CSL Ltd.	2,509	524,208
Genmab A/S(a)	362	158,166
Gilead Sciences, Inc.	4,235	295,815
Grifols SA	1,644	40,143
Incyte Corp.(a)	630	43,331
Moderna, Inc.(a)	1,186	456,444
PeptiDream, Inc.(a)	441	14,396
Regeneron Pharmaceuticals, Inc.(a)	352	213,023
Vertex Pharmaceuticals, Inc.(a)	877	159,079

		3,179,233

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	6,006	$709,489
ABIOMED, Inc.(a)	158	51,432
Alcon, Inc.	2,755	223,074
Align Technology, Inc.(a)	250	166,357
Ambu A/S	923	27,295
Asahi Intecc Co., Ltd.	1,141	31,250
Baxter International, Inc.	1,700	136,731
Becton Dickinson and Co.	978	240,412
BioMerieux	228	25,943
Boston Scientific Corp.(a)	4,800	208,272
Carl Zeiss Meditec AG	222	42,525
Cochlear Ltd.(b)	363	56,796
Coloplast A/S - Class B	655	102,417
Cooper Cos., Inc. (The)	171	70,676
Danaher Corp.	2,150	654,546
Demant A/S(a)	597	30,083
DENTSPLY SIRONA, Inc.	736	42,725
DexCom, Inc.(a)	329	179,917
DiaSorin SpA	139	29,108
Edwards Lifesciences Corp.(a)	2,100	237,741
Fisher & Paykel Healthcare Corp., Ltd.	3,178	69,902
GN Store Nord AS	706	48,829
Hologic, Inc.(a)	860	63,477
Hoya Corp.	2,048	319,526
IDEXX Laboratories, Inc.(a)	293	182,217
Intuitive Surgical, Inc.(a)	405	402,631
Koninklijke Philips NV	5,024	223,201
Medtronic PLC	4,549	570,217
Olympus Corp.	6,380	139,645
ResMed, Inc.	496	130,721
Sartorius AG (Preference Shares)	145	92,308
Siemens Healthineers AG(c)	1,482	96,116
Smith & Nephew PLC	4,836	83,314
Sonova Holding AG	304	114,884
STERIS PLC	331	67,617
Straumann Holding AG	57	102,227
Stryker Corp.	1,105	291,411
Sysmex Corp.	891	110,670
Teleflex, Inc.	161	60,625
Terumo Corp.	3,551	167,672
West Pharmaceutical Services, Inc.	251	106,560
Zimmer Biomet Holdings, Inc.	705	103,184

		6,813,743

Health Care Providers & Services – 1.2%
AmerisourceBergen Corp. - Class A	495	59,128
Amplifon SpA	686	32,603
Anthem, Inc.	830	309,424
Cardinal Health, Inc.	975	48,224
Centene Corp.(a)	1,966	122,502
Cigna Corp.	1,161	232,386
CVS Health Corp.	4,449	377,542
DaVita, Inc.(a)	230	26,740
Fresenius Medical Care AG & Co. KGaA	1,130	79,263
Fresenius SE & Co. KGaA	2,305	110,329
HCA Healthcare, Inc.	890	216,021

Company	Shares	U.S. $ Value

Henry Schein, Inc.(a)	470	$35,795
Humana, Inc.	435	169,280
Laboratory Corp. of America Holdings(a)	325	91,468
McKesson Corp.	535	106,668
Medipal Holdings Corp.	933	17,559
Orpea SA	285	33,137
Quest Diagnostics, Inc.	440	63,936
Ramsay Health Care Ltd.	1,009	50,003
Ryman Healthcare Ltd.	2,343	24,380
Sonic Healthcare Ltd.	2,503	72,335
UnitedHealth Group, Inc.	3,195	1,248,414
Universal Health Services, Inc. - Class B	260	35,976

		3,563,113

Health Care Technology – 0.1%
Cerner Corp.	1,010	71,225
M3, Inc.	2,430	173,182

		244,407

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	1,025	161,468
Bio-Rad Laboratories, Inc. - Class A(a)	76	56,692
Bio-Techne Corp.	133	64,448
Charles River Laboratories International, Inc.(a)	172	70,979
Eurofins Scientific SE	736	94,496
Illumina, Inc.(a)	491	199,154
IQVIA Holdings, Inc.(a)	646	154,743
Lonza Group AG	411	308,295
Mettler-Toledo International, Inc.(a)	80	110,189
PerkinElmer, Inc.	375	64,984
QIAGEN NV(a)	1,272	65,995
Sartorius Stedim Biotech	153	85,497
Thermo Fisher Scientific, Inc.	1,335	762,726
Waters Corp.(a)	205	73,246

		2,272,912

Pharmaceuticals – 3.9%
Astellas Pharma, Inc.	10,185	167,635
AstraZeneca PLC	8,539	1,029,101
Bayer AG	5,417	294,010
Bristol-Myers Squibb Co.	7,555	447,029
Catalent, Inc.(a)	571	75,983
Chugai Pharmaceutical Co., Ltd.	3,683	134,775
Daiichi Sankyo Co., Ltd.	9,358	248,746
Eisai Co., Ltd.	1,345	100,751
Eli Lilly & Co.	2,693	622,218
GlaxoSmithKline PLC	27,743	523,598
Hikma Pharmaceuticals PLC	953	31,350
Hisamitsu Pharmaceutical Co., Inc.	255	9,645
Ipsen SA	208	19,820
Johnson & Johnson	8,905	1,438,157
Kyowa Kirin Co., Ltd.	1,405	50,651
Merck & Co., Inc.	8,555	642,566
Merck KGaA	713	154,322
Nippon Shinyaku Co., Ltd.	306	25,436
Novartis AG	12,244	1,003,998
Novo Nordisk A/S - Class B	9,496	915,315

Company	Shares	U.S. $ Value

Ono Pharmaceutical Co., Ltd.	1,994	$45,471
Organon & Co.	853	27,970
Orion Oyj - Class B	585	23,161
Otsuka Holdings Co., Ltd.	2,078	88,861
Pfizer, Inc.	18,924	813,921
Recordati Industria Chimica e Farmaceutica SpA	576	33,385
Roche Holding AG	4,052	1,486,903
Sanofi	6,248	601,457
Santen Pharmaceutical Co., Ltd.	1,908	26,834
Shionogi & Co., Ltd.	1,459	99,838
Sumitomo Dainippon Pharma Co., Ltd.	895	15,997
Taisho Pharmaceutical Holdings Co., Ltd.	103	6,004
Takeda Pharmaceutical Co., Ltd.	8,643	285,070
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	6,046	58,888
UCB SA	697	78,048
Viatris, Inc.	4,086	55,365
Vifor Pharma AG	269	34,867
Zoetis, Inc.	1,606	311,789

		12,028,935

		28,102,343

Consumer Discretionary – 8.9%
Auto Components – 0.3%
Aisin Corp.	743	26,924
Aptiv PLC(a)	911	135,712
BorgWarner, Inc.	810	35,000
Bridgestone Corp.	3,068	145,151
Cie Generale des Etablissements Michelin SCA - Class B	934	143,220
Continental AG(a)	607	65,895
Denso Corp.	2,360	154,102
Faurecia SE	647	30,440
Koito Manufacturing Co., Ltd.	531	31,931
Stanley Electric Co., Ltd.	660	16,670
Sumitomo Electric Industries Ltd.	4,119	54,773
Toyota Industries Corp.	806	66,317
Valeo	1,266	35,331
Vitesco Technologies Group AG(a)	121	7,172

		948,638

Automobiles – 1.8%
Bayerische Motoren Werke AG	1,826	173,432
Bayerische Motoren Werke AG (Preference Shares)	314	23,819
Daimler AG	4,720	416,453
Ferrari NV	695	145,046
Ford Motor Co.(a)	13,260	187,762
General Motors Co.(a)	4,316	227,496
Honda Motor Co., Ltd.	8,923	274,327
Isuzu Motors Ltd.	3,012	39,187
Mazda Motor Corp.(a)	3,065	26,524
Nissan Motor Co., Ltd.(a)	12,779	63,863
Porsche Automobil Holding SE (Preference Shares)	844	83,463
Renault SA(a)	1,059	37,570
Stellantis NV	11,183	212,825

Company	Shares	U.S. $ Value

Subaru Corp.	3,381	$62,480
Suzuki Motor Corp.	1,981	88,509
Tesla, Inc.(a)	2,741	2,125,591
Toyota Motor Corp.	58,470	1,041,783
Volkswagen AG	179	55,204
Volkswagen AG (Preference Shares)	1,024	228,252
Yamaha Motor Co., Ltd.	1,495	41,621

		5,555,207

Distributors – 0.1%
Genuine Parts Co.	480	58,190
LKQ Corp.(a)	934	46,999
Pool Corp.	141	61,252

		166,441

Hotels, Restaurants & Leisure – 1.3%
Accor SA(a)	936	33,375
Aristocrat Leisure Ltd.	3,169	105,390
Booking Holdings, Inc.(a)	147	348,959
Caesars Entertainment, Inc.(a)	698	78,371
Carnival Corp.(a) (b)	2,695	67,402
Chipotle Mexican Grill, Inc. - Class A(a)	104	189,022
Compass Group PLC(a)	9,837	201,178
Crown Resorts Ltd.(a)	2,053	14,053
Darden Restaurants, Inc.	440	66,647
Domino’s Pizza Enterprises Ltd.	334	38,202
Domino’s Pizza, Inc.	133	63,436
Entain PLC(a)	3,227	92,168
Evolution AB(c)	937	141,899
Expedia Group, Inc.(a)	472	77,361
Flutter Entertainment PLC(a)	918	182,069
Galaxy Entertainment Group Ltd.(a)	11,343	58,201
Genting Singapore Ltd.(b)	32,869	17,330
Hilton Worldwide Holdings, Inc.(a)	936	123,655
InterContinental Hotels Group PLC(a)	1,007	64,299
La Francaise des Jeux SAEM(c)	526	27,045
Las Vegas Sands Corp.(a)	1,107	40,516
Marriott International, Inc./MD - Class A(a)	901	133,429
McDonald’s Corp.	2,520	607,597
McDonald’s Holdings Co. Japan Ltd.(b)	392	18,494
Melco Resorts & Entertainment Ltd. (ADR)(a) (b)	1,183	12,114
MGM Resorts International	1,370	59,116
Norwegian Cruise Line Holdings Ltd.(a) (b)	1,251	33,414
Oriental Land Co., Ltd./Japan	1,081	174,880
Penn National Gaming, Inc.(a) (b)	502	36,375
Royal Caribbean Cruises Ltd.(a) (b)	737	65,556
Sands China Ltd.(a)	12,620	25,827
SJM Holdings Ltd.(a)	10,697	7,270
Sodexo SA(a)	488	42,649
Starbucks Corp.	3,981	439,144
Tabcorp Holdings Ltd.	12,226	42,480
Whitbread PLC(a)	1,113	49,487

Company	Shares	U.S. $ Value

Wynn Macau Ltd.(a)	7,889	$6,639
Wynn Resorts Ltd.(a) (b)	350	29,663
Yum! Brands, Inc.	1,005	122,922

		3,937,634

Household Durables – 0.6%
Barratt Developments PLC	5,615	49,635
Berkeley Group Holdings PLC	625	36,497
Casio Computer Co., Ltd.(b)	1,030	17,053
DR Horton, Inc.	1,105	92,787
Electrolux AB - Class B(b)	1,243	28,718
Garmin Ltd.	500	77,730
Husqvarna AB - Class B	2,306	27,548
Iida Group Holdings Co., Ltd.	811	20,860
Leggett & Platt, Inc.	445	19,954
Lennar Corp. - Class A	930	87,122
Mohawk Industries, Inc.(a)	190	33,706
Newell Brands, Inc.	1,275	28,228
NVR, Inc.(a)	20	95,882
Panasonic Corp.	12,171	150,864
Persimmon PLC	1,759	62,911
PulteGroup, Inc.	885	40,639
Rinnai Corp.	221	24,264
SEB SA	153	21,525
Sekisui Chemical Co., Ltd.	2,083	35,790
Sekisui House Ltd.	3,389	70,969
Sharp Corp./Japan	1,097	13,829
Sony Group Corp.	6,934	769,803
Taylor Wimpey PLC	20,103	41,929
Whirlpool Corp.	210	42,811

		1,891,054

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.(a)	1,471	4,832,294
Delivery Hero SE(a) (c)	866	110,463
eBay, Inc.	2,185	152,229
Etsy, Inc.(a)	429	89,215
HelloFresh SE(a)	911	83,964
Just Eat Takeaway.com NV(a) (c)	989	72,260
Mercari, Inc.(a)	468	25,861
Prosus NV(a)	5,144	411,731
Rakuten, Inc.	4,713	45,908
Zalando SE(a) (c)	1,350	123,122
ZOZO, Inc.	671	25,139

		5,972,186

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	1,079	81,117
Hasbro, Inc.	430	38,364
Shimano, Inc.	460	134,406
Yamaha Corp.	694	43,654

		297,541

Multiline Retail – 0.3%
Dollar General Corp.	800	169,712

Company	Shares	U.S. $ Value

Dollar Tree, Inc.(a)	778	$74,470
Next PLC	733	80,631
Pan Pacific International Holdings Corp.	2,271	46,858
Ryohin Keikaku Co., Ltd.	1,326	29,494
Target Corp.	1,675	383,190
Wesfarmers Ltd.	6,252	248,663

		1,033,018

Specialty Retail – 1.2%
ABC-Mart, Inc.	94	5,280
Advance Auto Parts, Inc.	221	46,165
AutoZone, Inc.(a)	75	127,349
Bath & Body Works, Inc.	895	56,412
Best Buy Co., Inc.	750	79,282
CarMax, Inc.(a)	550	70,378
Chow Tai Fook Jewellery Group Ltd.	11,000	20,920
Fast Retailing Co., Ltd.	319	235,267
Gap, Inc. (The)(b)	695	15,777
H & M Hennes & Mauritz AB - Class B(a)	4,027	81,513
Hikari Tsushin, Inc.	186	31,438
Home Depot, Inc. (The)	3,600	1,181,736
Industria de Diseno Textil SA	6,015	221,326
JD Sports Fashion PLC	2,844	39,968
Kingfisher PLC	11,639	52,537
Lowe’s Cos., Inc.	2,390	484,835
Nitori Holdings Co., Ltd.	513	101,098
O’Reilly Automotive, Inc.(a)	240	146,654
Ross Stores, Inc.	1,200	130,620
TJX Cos., Inc. (The)	4,070	268,539
Tractor Supply Co.	385	78,005
Ulta Beauty, Inc.(a)	182	65,687
USS Co., Ltd.	1,153	19,627
Yamada Holdings Co., Ltd.	3,657	15,358

		3,575,771

Textiles, Apparel & Luxury Goods – 1.2%
adidas AG	1,050	329,969
Burberry Group PLC	2,232	54,319
Cie Financiere Richemont SA	2,879	298,501
EssilorLuxottica SA	1,574	300,780
Hanesbrands, Inc.	1,177	20,197
Hermes International	175	241,454
Kering SA	414	294,048
LVMH Moet Hennessy Louis Vuitton SE	1,531	1,096,600
Moncler SpA	1,068	65,138
NIKE, Inc. - Class B	4,310	625,941
Pandora A/S	552	67,013
Puma SE	582	64,698
PVH Corp.(a)	235	24,156
Ralph Lauren Corp.	160	17,766
Swatch Group AG (The)	160	41,741
Swatch Group AG (The) (REG)	290	14,922
Tapestry, Inc.	940	34,799
Under Armour, Inc. - Class A(a)	637	12,855
Under Armour, Inc. - Class C(a)	664	11,633

Company	Shares	U.S. $ Value

VF Corp.	1,080	$72,349

		3,688,879

		27,066,369

Industrials – 7.9%
Aerospace & Defense – 1.0%
Airbus SE(a)	3,243	429,943
BAE Systems PLC	17,756	134,485
Boeing Co. (The)(a)	1,860	409,088
Dassault Aviation SA	140	15,737
Elbit Systems Ltd.	146	21,141
General Dynamics Corp.	770	150,943
Howmet Aerospace, Inc.	1,316	41,059
Huntington Ingalls Industries, Inc.	129	24,905
L3Harris Technologies, Inc.	687	151,305
Lockheed Martin Corp.	830	286,433
MTU Aero Engines AG	294	66,098
Northrop Grumman Corp.	510	183,676
Raytheon Technologies Corp.	5,120	440,115
Rolls-Royce Holdings PLC(a)	46,143	86,182
Safran SA	1,885	238,416
Singapore Technologies Engineering Ltd.	7,908	22,075
Textron, Inc.	755	52,707
Thales SA	588	57,010
TransDigm Group, Inc.(a)	183	114,296

		2,925,614

Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	445	38,715
Deutsche Post AG	5,466	342,772
DSV A/S	1,142	273,353
Expeditors International of Washington, Inc.	570	67,904
FedEx Corp.	825	180,914
InPost SA(a)	1,102	18,286
Kuehne & Nagel International AG	298	101,738
SG Holdings Co., Ltd.	1,752	49,566
United Parcel Service, Inc. - Class B	2,445	445,234
Yamato Holdings Co., Ltd.	1,596	40,395

		1,558,877

Airlines – 0.1%
Alaska Air Group, Inc.(a)	413	24,202
American Airlines Group, Inc.(a)	2,162	44,364
ANA Holdings, Inc.(a)	795	20,668
Delta Air Lines, Inc.(a)	2,162	92,123
Deutsche Lufthansa AG(a)	3,296	15,157
Japan Airlines Co., Ltd.(a)	758	18,046
Qantas Airways Ltd.(a)	5,096	20,552
Singapore Airlines Ltd.(a)	6,936	25,543
Southwest Airlines Co.(a)	1,995	102,603
United Airlines Holdings, Inc.(a)	1,092	51,946

		415,204

Company	Shares	U.S. $ Value

Building Products – 0.6%
A O Smith Corp.	445	$27,176
AGC, Inc.	1,022	52,666
Allegion PLC	295	38,993
Assa Abloy AB - Class B	5,527	160,320
Carrier Global Corp.	2,755	142,599
Cie de Saint-Gobain	2,790	187,759
Daikin Industries Ltd.	1,419	309,396
Fortune Brands Home & Security, Inc.	461	41,223
Geberit AG	205	150,512
Johnson Controls International PLC	2,422	164,890
Kingspan Group PLC	851	84,887
Lixil Corp.	1,372	39,765
Masco Corp.	855	47,495
Nibe Industrier AB	7,861	98,787
Otis Worldwide Corp.	1,362	112,065
ROCKWOOL International A/S	48	20,500
TOTO Ltd.	761	36,236
Xinyi Glass Holdings Ltd.	9,186	27,402

		1,742,671

Commercial Services & Supplies – 0.3%
Brambles Ltd.	8,107	62,338
Cintas Corp.	295	112,295
Copart, Inc.(a)	701	97,243
Dai Nippon Printing Co., Ltd.	1,166	28,092
Rentokil Initial PLC	10,225	80,295
Republic Services, Inc. - Class A	710	85,243
Rollins, Inc.	741	26,179
Secom Co., Ltd.	1,170	84,624
Securitas AB - Class B	1,726	27,318
Sohgo Security Services Co., Ltd.	336	15,105
TOPPAN, inc.	1,436	24,348
Waste Management, Inc.	1,305	194,915

		837,995

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	1,376	37,274
Bouygues SA	1,259	52,082
Eiffage SA	459	46,390
Epiroc AB - Class A	3,634	75,549
Epiroc AB - Class B	2,150	38,080
Ferrovial SA	2,648	77,292
Kajima Corp.	2,403	30,793
Obayashi Corp.	3,484	28,718
Quanta Services, Inc.	465	52,926
Shimizu Corp.	3,017	22,583
Skanska AB - Class B	1,875	47,039
Taisei Corp.	1,000	32,042
Vinci SA	2,936	305,370

		846,138

Electrical Equipment – 0.8%
ABB Ltd.	9,565	319,966
AMETEK, Inc.	779	96,604
Eaton Corp. PLC	1,344	200,673
Emerson Electric Co.	2,020	190,284
Fuji Electric Co., Ltd.	630	28,669
Generac Holdings, Inc.(a)	210	85,821

Company	Shares	U.S. $ Value

Legrand SA	1,475	$158,046
Mitsubishi Electric Corp.	10,058	139,782
Nidec Corp.	2,483	273,726
Prysmian SpA	1,404	49,040
Rockwell Automation, Inc.	390	114,675
Schneider Electric SE	2,971	494,831
Siemens Energy AG(a)	2,203	58,929
Siemens Gamesa Renewable Energy SA(a)	1,314	33,398
Vestas Wind Systems A/S	5,568	223,327

		2,467,771

Industrial Conglomerates – 0.9%
3M Co.	1,955	342,946
CK Hutchison Holdings Ltd.	14,047	93,709
DCC PLC	543	45,268
General Electric Co.	3,702	381,417
Hitachi Ltd.	5,322	314,853
Honeywell International, Inc.	2,345	497,797
Investment AB Latour - Class B	816	25,251
Jardine Matheson Holdings Ltd.	940	49,687
Keppel Corp., Ltd.	7,974	30,450
Melrose Industries PLC	24,111	55,979
Roper Technologies, Inc.	355	158,376
Siemens AG	4,219	690,022
Smiths Group PLC	2,185	42,133
Toshiba Corp.	2,245	94,494

		2,822,382

Machinery – 1.5%
Alfa Laval AB	1,734	64,676
Alstom SA	1,535	58,227
Atlas Copco AB - Class A	3,703	223,608
Atlas Copco AB - Class B	2,151	109,328
Caterpillar, Inc.	1,845	354,185
CNH Industrial NV	5,643	94,854
Cummins, Inc.	490	110,034
Daifuku Co., Ltd.	502	47,080
Deere & Co.	1,055	353,499
Dover Corp.	485	75,418
FANUC Corp.	1,108	242,942
Fortive Corp.	1,140	80,450
GEA Group AG	846	38,636
Harmonic Drive Systems, Inc.	186	8,920
Hino Motors Ltd.	1,559	14,477
Hitachi Construction Machinery Co., Ltd.	558	15,677
Hoshizaki Corp.	251	22,829
IDEX Corp.	252	52,151
Illinois Tool Works, Inc.	975	201,464
Ingersoll Rand, Inc.(a)	1,309	65,987
KION Group AG	398	37,005
Knorr-Bremse AG	400	42,797
Komatsu Ltd.	4,800	114,952
Kone Oyj - Class B	1,874	131,645
Kubota Corp.	5,651	120,268
Kurita Water Industries Ltd.	479	23,049
Makita Corp.	1,195	65,704
MINEBEA MITSUMI, Inc.	1,933	49,229
MISUMI Group, Inc.	1,530	65,100
Mitsubishi Heavy Industries Ltd.	1,755	47,023

Company	Shares	U.S. $ Value

Miura Co., Ltd.	481	$19,228
Nabtesco Corp.	603	22,799
NGK Insulators Ltd.	1,396	23,664
NSK Ltd.(b)	2,092	14,176
PACCAR, Inc.	1,170	92,336
Parker-Hannifin Corp.	435	121,635
Pentair PLC	560	40,673
Rational AG	29	27,242
Sandvik AB	6,225	142,218
Schindler Holding AG	225	60,406
Schindler Holding AG (REG)	111	28,596
SKF AB - Class B	2,104	49,615
SMC Corp.	310	193,412
Snap-on, Inc.	180	37,611
Spirax-Sarco Engineering PLC	407	81,891
Stanley Black & Decker, Inc.	545	95,544
Techtronic Industries Co., Ltd.	7,244	143,153
THK Co., Ltd.	573	12,574
Trane Technologies PLC	805	138,983
Volvo AB	1,104	24,945
Volvo AB - Class B	7,883	176,000
Wartsila Oyj Abp	2,610	31,083
Westinghouse Air Brake Technologies Corp.	595	51,295
Xylem, Inc./NY	605	74,826

		4,635,119

Marine – 0.1%
AP Moller - Maersk A/S - Class A	18	46,387
AP Moller - Maersk A/S - Class B	34	92,041
Nippon Yusen KK(b)	863	64,663
SITC International Holdings Co., Ltd.	8,000	28,467

		231,558

Professional Services – 0.6%
Adecco Group AG	854	42,790
Bureau Veritas SA	1,620	49,995
Equifax, Inc.	415	105,169
Experian PLC	5,058	211,880
Intertek Group PLC	890	59,512
Jacobs Engineering Group, Inc.	435	57,651
Leidos Holdings, Inc.	445	42,778
Nielsen Holdings PLC	1,206	23,143
Nihon M&A Center, Inc.	1,597	46,895
Persol Holdings Co., Ltd.	881	21,963
Randstad NV(b)	659	44,369
Recruit Holdings Co., Ltd.	7,386	451,475
RELX PLC (London)	10,656	306,746
Robert Half International, Inc.	375	37,624
SGS SA	34	98,968
Teleperformance	324	127,440
Verisk Analytics, Inc. - Class A	550	110,149
Wolters Kluwer NV	1,475	156,345

		1,994,892

Road & Rail – 0.6%
Aurizon Holdings Ltd.	10,227	27,689
Central Japan Railway Co.	784	125,145
CSX Corp.	7,680	228,403

Company	Shares	U.S. $ Value

East Japan Railway Co.	1,693	$119,650
Hankyu Hanshin Holdings, Inc.	1,238	38,964
JB Hunt Transport Services, Inc.	283	47,323
Kansas City Southern	310	83,898
Keio Corp.	516	27,599
Keisei Electric Railway Co., Ltd.	651	21,565
Kintetsu Group Holdings Co., Ltd.(a)	928	31,208
MTR Corp., Ltd.	7,764	41,785
Nippon Express Co., Ltd.	441	30,372
Norfolk Southern Corp.	840	200,970
Odakyu Electric Railway Co., Ltd.	1,526	35,319
Old Dominion Freight Line, Inc.	323	92,372
Tobu Railway Co., Ltd.	982	26,441
Tokyu Corp.	2,753	40,864
Union Pacific Corp.	2,240	439,062
West Japan Railway Co.	848	42,627

		1,701,256

Trading Companies & Distributors – 0.5%
Ashtead Group PLC	2,478	187,320
Brenntag SE	852	79,146
Bunzl PLC	1,858	61,304
Fastenal Co.	1,940	100,123
Ferguson PLC	1,241	172,278
ITOCHU Corp.	6,501	189,348
Marubeni Corp.(b)	8,608	71,216
Mitsubishi Corp.	6,911	217,022
Mitsui & Co., Ltd.	8,431	184,361
MonotaRO Co., Ltd.	1,332	29,850
Reece Ltd.	1,603	21,619
Sumitomo Corp.	6,189	87,184
Toyota Tsusho Corp.	1,092	45,857
United Rentals, Inc.(a)	250	87,733
WW Grainger, Inc.	150	58,959

		1,593,320

Transportation Infrastructure – 0.1%
Aena SME SA(a) (c)	414	71,598
Aeroports de Paris(a)	164	20,887
Atlantia SpA(a)	2,732	51,557
Auckland International Airport Ltd.(a)	6,902	37,101
Getlink SE	2,426	37,898
Sydney Airport(a)	7,292	42,825
Transurban Group(a) (b)	16,776	169,342

		431,208

		24,204,005

Communication Services – 6.1%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	24,147	652,210
BT Group PLC(a)	49,220	105,518
Cellnex Telecom SA(c)	2,810	173,490
Charter Communications, Inc. - Class A(a)	473	344,136
Comcast Corp. - Class A	15,502	867,027
Deutsche Telekom AG	18,380	368,596

Company	Shares	U.S. $ Value

Elisa Oyj	784	$48,713
Eurazeo SE	218	20,427
HKT Trust & HKT Ltd. - Class SS	20,744	28,364
Infrastrutture Wireless Italiane SpA(c)	1,853	20,639
Koninklijke KPN NV	18,541	58,344
Lumen Technologies, Inc.(b)	3,362	41,655
Nippon Telegraph & Telephone Corp.	7,067	195,821
Orange SA	11,001	118,974
Proximus SADP	838	16,630
Singapore Telecommunications Ltd.	44,733	80,531
Spark New Zealand Ltd.	10,212	33,596
Swisscom AG	143	82,294
Telecom Italia SpA/Milano	54,947	21,485
Telecom Italia SpA/Milano (Savings Shares)	33,240	13,413
Telefonica Deutschland Holding AG	5,741	16,346
Telefonica SA	28,799	135,141
Telenor ASA	3,858	64,938
Telia Co. AB(b)	14,659	60,303
Telstra Corp., Ltd.	22,955	64,322
United Internet AG	534	20,657
Verizon Communications, Inc.	13,995	755,870
Washington H Soul Pattinson & Co., Ltd.(b)	594	16,508

		4,425,948

Entertainment – 1.1%
Activision Blizzard, Inc.	2,625	203,149
Bollore SA	4,874	28,146
Capcom Co., Ltd.	968	26,897
Electronic Arts, Inc.	965	137,271
Embracer Group AB(a)	2,828	27,232
Fuchs Petrolub SE	383	17,932
Koei Tecmo Holdings Co., Ltd.	323	15,332
Konami Holdings Corp.	430	26,952
Live Nation Entertainment, Inc.(a)	486	44,289
Netflix, Inc.(a)	1,502	916,731
Nexon Co., Ltd.	2,640	42,374
Nintendo Co., Ltd.	697	333,084
Sea Ltd. (ADR)(a)	379	120,799
Square Enix Holdings Co., Ltd.	418	22,340
Take-Two Interactive Software, Inc.(a)	385	59,317
Toho Co., Ltd./Tokyo	596	28,078
Ubisoft Entertainment SA(a)	511	30,600
Universal Music Group NV(a)	3,924	105,066
Vivendi SE	3,924	49,403
Walt Disney Co. (The)(a)	6,139	1,038,535

		3,273,527

Interactive Media & Services – 2.8%
Adevinta ASA - Class B(a)	1,510	25,876
Alphabet, Inc. - Class A(a)	1,019	2,724,317
Alphabet, Inc. - Class C(a)	965	2,572,024
Auto Trader Group PLC	5,327	42,010
Facebook, Inc. - Class A(a)	8,107	2,751,435
Kakaku.com, Inc.	696	22,476
Match Group, Inc.(a)	935	146,786

Company	Shares	U.S. $ Value

REA Group Ltd.	292	$32,888
Scout24 AG(c)	494	34,310
SEEK Ltd.	1,849	40,647
Twitter, Inc.(a)	2,696	162,811
Z Holdings Corp.	14,535	93,025

		8,648,605

Media – 0.3%
CyberAgent, Inc.	2,204	42,521
Dentsu Group, Inc.	1,126	43,323
Discovery, Inc. - Class A(a) (b)	565	14,340
Discovery, Inc. - Class C(a)	1,014	24,610
DISH Network Corp. - Class A(a)	836	36,333
Fox Corp. - Class A	1,100	44,121
Fox Corp. - Class B	512	19,005
Hakuhodo DY Holdings, Inc.	1,281	22,045
Informa PLC(a)	8,283	60,913
Interpublic Group of Cos., Inc. (The)	1,325	48,588
News Corp. - Class A	1,318	31,012
News Corp. - Class B	407	9,455
Omnicom Group, Inc.	720	52,171
Pearson PLC	4,156	39,857
Publicis Groupe SA	1,229	82,561
Schibsted ASA	403	19,129
Schibsted ASA - Class B	536	22,797
ViacomCBS, Inc. - Class B	2,048	80,916
WPP PLC	6,757	90,527

		784,224

Wireless Telecommunication Services – 0.5%
KDDI Corp.	8,868	291,962
SoftBank Corp.	15,787	214,147
SoftBank Group Corp.	6,862	396,523
T-Mobile US, Inc.(a)	1,981	253,093
Tele2 AB - Class B(b)	2,761	40,881
Vodafone Group PLC	147,978	225,177

		1,421,783

		18,554,087

Consumer Staples – 5.4%
Beverages – 1.2%
Anheuser-Busch InBev SA/NV	4,202	238,327
Asahi Group Holdings Ltd.	2,464	118,901
Brown-Forman Corp. - Class B	612	41,010
Budweiser Brewing Co. APAC Ltd.(c)	9,337	23,716
Carlsberg AS - Class B	568	92,665
Coca-Cola Co. (The)	13,120	688,406
Coca-Cola Europacific Partners PLC	1,128	62,367
Coca-Cola HBC AG(a)	1,089	35,092
Constellation Brands, Inc. - Class A	570	120,093
Davide Campari-Milano NV	2,882	40,484
Diageo PLC	12,902	624,651
Heineken Holding NV	635	55,293
Heineken NV	1,429	149,152
Ito En Ltd.	276	18,309
Kirin Holdings Co., Ltd.	4,528	84,039

Company	Shares	U.S. $ Value

Molson Coors Beverage Co. - Class B	630	$29,219
Monster Beverage Corp.(a)	1,250	111,038
PepsiCo, Inc.	4,665	701,663
Pernod Ricard SA	1,156	254,855
Remy Cointreau SA	126	24,447
Suntory Beverage & Food Ltd.	738	30,594
Treasury Wine Estates Ltd.	3,978	35,078

		3,579,399

Food & Staples Retailing – 1.0%
Aeon Co., Ltd.	3,525	92,672
Carrefour SA	3,381	60,592
Coles Group Ltd.	7,355	89,341
Cosmos Pharmaceutical Corp.	78	13,247
Costco Wholesale Corp.	1,495	671,778
Endeavour Group Ltd./Australia	7,396	37,010
Etablissements Franz Colruyt NV(b)	300	15,304
ICA Gruppen AB	554	25,417
J Sainsbury PLC	9,200	35,262
Jeronimo Martins SGPS SA	1,388	27,670
Kesko Oyj - Class B	1,506	51,947
Kobe Bussan Co., Ltd.	696	22,741
Koninklijke Ahold Delhaize NV	5,766	191,997
Kroger Co. (The)	2,560	103,501
Lawson, Inc.	246	12,084
Ocado Group PLC(a)	2,684	59,982
Seven & i Holdings Co., Ltd.	4,112	187,197
Sysco Corp.	1,725	135,412
Tesco PLC	42,636	145,203
Tsuruha Holdings, Inc.	230	28,364
Walgreens Boots Alliance, Inc.	2,425	114,096
Walmart, Inc.	4,643	647,141
Welcia Holdings Co., Ltd.	440	15,859
Wm Morrison Supermarkets PLC	13,288	52,728
Woolworths Group Ltd.	6,977	195,972

		3,032,517

Food Products – 1.3%
a2 Milk Co., Ltd. (The)(a)	4,095	18,133
Ajinomoto Co., Inc.	2,558	75,588
Archer-Daniels-Midland Co.	1,885	113,119
Associated British Foods PLC	1,964	48,889
Barry Callebaut AG	20	45,361
Campbell Soup Co.	685	28,640
Chocoladefabriken Lindt & Spruengli AG	6	67,085
Chocoladefabriken Lindt & Spruengli AG (REG)	1	117,925
Conagra Brands, Inc.	1,615	54,700
Danone SA	3,597	245,236
General Mills, Inc.	2,055	122,930
Hershey Co. (The)	490	82,933
Hormel Foods Corp.(b)	950	38,950
JDE Peet’s NV	413	12,343
JM Smucker Co. (The)(b)	365	43,811
Kellogg Co.	845	54,012
Kerry Group PLC - Class A	877	117,841
Kikkoman Corp.	795	64,691
Kraft Heinz Co. (The)	2,188	80,562
Lamb Weston Holdings, Inc.	490	30,071

Company	Shares	U.S. $ Value

McCormick & Co., Inc./MD	840	$68,065
MEIJI Holdings Co., Ltd.	620	40,085
Mondelez International, Inc. - Class A	4,745	276,064
Mowi ASA	2,423	61,561
Nestle SA	15,887	1,914,225
NH Foods Ltd.	433	16,352
Nisshin Seifun Group, Inc.	1,062	17,598
Nissin Foods Holdings Co., Ltd.	364	29,209
Orkla ASA	4,141	38,007
Toyo Suisan Kaisha Ltd.	390	17,269
Tyson Foods, Inc. - Class A	995	78,545
WH Group Ltd.(c)	52,359	37,282
Wilmar International Ltd.	10,113	31,243
Yakult Honsha Co., Ltd.	642	32,499

		4,120,824

Household Products – 0.8%
Church & Dwight Co., Inc.	826	68,203
Clorox Co. (The)	420	69,556
Colgate-Palmolive Co.	2,860	216,159
Essity AB - Class B	3,356	104,083
Henkel AG & Co. KGaA	573	49,292
Henkel AG & Co. KGaA (Preference Shares)	983	90,936
Kimberly-Clark Corp.	1,135	150,319
Lion Corp.	1,198	19,377
Pigeon Corp.	629	14,623
Procter & Gamble Co. (The)	8,270	1,156,146
Reckitt Benckiser Group PLC	3,931	308,820
Unicharm Corp.	2,194	97,221

		2,344,735

Personal Products – 0.6%
Beiersdorf AG	556	59,992
Estee Lauder Cos., Inc. (The) - Class A	780	233,945
Kao Corp.	2,593	154,319
Kobayashi Pharmaceutical Co., Ltd.	238	18,869
Kose Corp.	196	23,441
L’Oreal SA	1,390	575,188
Pola Orbis Holdings, Inc.	416	9,575
Shiseido Co., Ltd.	2,163	145,374
Unilever PLC	14,499	784,952

		2,005,655

Tobacco – 0.5%
Altria Group, Inc.	6,250	284,500
British American Tobacco PLC	12,019	420,119
Imperial Brands PLC	5,218	109,143
Japan Tobacco, Inc.	6,590	129,126
Philip Morris International, Inc.	5,270	499,543
Swedish Match AB	8,944	78,320

		1,520,751

		16,603,881

Materials – 3.2%
Chemicals – 1.7%
Air Liquide SA	2,612	418,338
Air Products and Chemicals, Inc.	750	192,082
Akzo Nobel NV	1,051	114,837

Company	Shares	U.S. $ Value

Albemarle Corp.	391	$85,617
Arkema SA	339	44,703
Asahi Kasei Corp.	6,875	73,673
BASF SE	5,065	383,979
Celanese Corp. - Class A	378	56,942
CF Industries Holdings, Inc.	720	40,190
Chr Hansen Holding A/S	582	47,539
Clariant AG(a)	1,189	22,318
Corteva, Inc.	2,486	104,611
Covestro AG(c)	1,065	72,581
Croda International PLC	769	88,110
Dow, Inc.	2,526	145,397
DuPont de Nemours, Inc.	1,792	121,838
Eastman Chemical Co.	460	46,340
Ecolab, Inc.	840	175,241
EMS-Chemie Holding AG	39	36,848
Evonik Industries AG	1,156	36,249
FMC Corp.	430	39,371
Givaudan SA	51	232,514
ICL Group Ltd.	3,884	28,304
International Flavors & Fragrances, Inc.	839	112,191
Johnson Matthey PLC	1,067	38,281
JSR Corp.	1,112	39,972
Kansai Paint Co., Ltd.	878	21,780
Koninklijke DSM NV	951	190,177
LANXESS AG	458	30,954
Linde PLC	1,760	516,349
LyondellBasell Industries NV - Class A	869	81,556
Mitsubishi Chemical Holdings Corp.	7,005	63,772
Mitsubishi Gas Chemical Co., Inc.	807	15,914
Mitsui Chemicals, Inc.	940	31,404
Mosaic Co. (The)	1,160	41,435
Nippon Paint Holdings Co., Ltd.	3,822	41,622
Nippon Sanso Holdings Corp.	750	18,796
Nissan Chemical Corp.	597	34,916
Nitto Denko Corp.	814	57,946
Novozymes A/S - Class B	1,148	78,697
Orica Ltd.	2,243	21,908
PPG Industries, Inc.	800	114,408
Sherwin-Williams Co. (The)	805	225,183
Shin-Etsu Chemical Co., Ltd.	1,955	329,943
Sika AG	782	247,247
Solvay SA	409	50,735
Sumitomo Chemical Co., Ltd.	8,172	42,415
Symrise AG	710	93,060
Toray Industries, Inc.	7,553	47,993
Tosoh Corp.	1,416	25,660
Umicore SA	1,087	64,306
Yara International ASA	961	47,604

		5,333,846

Construction Materials – 0.2%
CRH PLC	4,329	204,307
HeidelbergCement AG	821	61,249
Holcim Ltd.(a)	2,887	139,110
James Hardie Industries PLC	2,449	86,869
Martin Marietta Materials, Inc.	207	70,728
Vulcan Materials Co.	445	75,276

		637,539

Company	Shares	U.S. $ Value

Containers & Packaging – 0.2%
AMCOR PLC	5,213	$60,419
Avery Dennison Corp.	275	56,983
Ball Corp.	1,110	99,867
International Paper Co.	1,315	73,535
Packaging Corp. of America	315	43,293
Sealed Air Corp.	510	27,943
Smurfit Kappa Group PLC	1,351	71,128
Westrock Co.	897	44,697

		477,865

Metals & Mining – 1.0%
Anglo American PLC	7,141	250,282
Antofagasta PLC	2,174	39,508
ArcelorMittal SA	3,952	120,981
BHP Group Ltd.	16,244	433,842
BHP Group PLC	11,647	293,439
BlueScope Steel Ltd.	2,778	40,252
Boliden AB	1,508	48,287
Evolution Mining Ltd.	9,422	23,824
Evraz PLC	2,811	22,302
Fortescue Metals Group Ltd.	9,338	99,468
Freeport-McMoRan, Inc.	4,955	161,186
Glencore PLC(a)	55,107	259,229
Hitachi Metals Ltd.(a)	1,110	21,436
JFE Holdings, Inc.	2,678	40,160
Newcrest Mining Ltd.	4,502	74,633
Newmont Corp.	2,701	146,664
Nippon Steel Corp.	4,695	84,444
Norsk Hydro ASA	7,416	55,353
Northern Star Resources Ltd.	6,095	37,330
Nucor Corp.	1,010	99,475
Rio Tinto Ltd.	2,047	145,728
Rio Tinto PLC	6,189	405,702
South32 Ltd.	26,363	65,421
Sumitomo Metal Mining Co., Ltd.	1,272	45,996
voestalpine AG	639	23,604

		3,038,546

Paper & Forest Products – 0.1%
Mondi PLC	2,677	65,602
Oji Holdings Corp.	4,381	22,075
Stora Enso Oyj - Class R	3,208	53,434
Svenska Cellulosa AB SCA - Class B	3,341	51,779
UPM-Kymmene Oyj	2,943	104,165

		297,055

		9,784,851

Energy – 2.2%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	2,460	60,836
Halliburton Co.	3,000	64,860
Schlumberger NV	4,720	139,901
Tenaris SA	2,604	27,391

		292,988

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 2.1%
Ampol Ltd.	1,314	$26,224
APA Corp.	1,275	27,323
BP PLC	112,205	511,077
Cabot Oil & Gas Corp.(b)	1,350	29,376
Chevron Corp.	6,531	662,570
ConocoPhillips	4,561	309,099
Devon Energy Corp.	2,010	71,375
Diamondback Energy, Inc.	608	57,559
ENEOS Holdings, Inc.	16,837	68,398
Eni SpA	13,918	185,599
EOG Resources, Inc.	1,970	158,132
Equinor ASA	5,389	137,047
Exxon Mobil Corp.	14,310	841,714
Galp Energia SGPS SA	2,764	31,393
Hess Corp.	920	71,861
Idemitsu Kosan Co., Ltd.	1,124	29,569
Inpex Corp.	5,618	43,744
Kinder Morgan, Inc.	6,579	110,067
Koninklijke Vopak NV	381	15,012
Lundin Energy AB	1,103	40,945
Marathon Oil Corp.	2,665	36,431
Marathon Petroleum Corp.	2,151	132,953
Neste Oyj	2,333	131,610
Occidental Petroleum Corp.	2,836	83,889
Oil Search Ltd.	10,885	33,874
OMV AG	812	48,895
ONEOK, Inc.	1,498	86,869
Phillips 66	1,480	103,644
Pioneer Natural Resources Co.	775	129,045
Repsol SA	8,213	107,209
Royal Dutch Shell PLC - Class A	22,616	502,961
Royal Dutch Shell PLC - Class B	20,437	452,815
Santos Ltd.	10,338	52,952
TotalEnergies SE	13,777	658,512
Valero Energy Corp.	1,375	97,034
Williams Cos., Inc. (The)	4,108	106,561
Woodside Petroleum Ltd.	5,306	90,729

		6,284,067

		6,577,055

Real Estate – 2.0%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Alexandria Real Estate Equities, Inc.	462	88,274
American Tower Corp.	1,535	407,404
Ascendas Real Estate Investment Trust	17,639	38,879
AvalonBay Communities, Inc.	465	103,063
Boston Properties, Inc.	480	52,008
British Land Co. PLC (The)	4,854	32,209
CapitaLand Integrated Commercial Trust	26,593	39,599
Covivio	287	24,119
Crown Castle International Corp.	1,460	253,047
Daiwa House REIT Investment Corp.	18	52,860
Dexus	5,989	46,095
Digital Realty Trust, Inc.	948	136,939
Duke Realty Corp.	1,268	60,699
Equinix, Inc.	310	244,940
Equity Residential	1,160	93,867
Essex Property Trust, Inc.	218	69,703

Company	Shares	U.S. $ Value

Extra Space Storage, Inc.	453	$76,099
Federal Realty Investment Trust	232	27,374
Gecina SA	253	34,038
GLP J-REIT	36	59,259
Goodman Group	9,168	141,069
GPT Group (The)	10,741	38,688
Healthpeak Properties, Inc.	1,820	60,934
Host Hotels & Resorts, Inc.(a)	2,380	38,865
Iron Mountain, Inc.	968	42,060
Japan Metropolitan Fund Invest	62	59,533
Japan Real Estate Investment Corp.	12	71,979
Kimco Realty Corp.	2,030	42,122
Klepierre SA(a)	1,138	25,450
Land Securities Group PLC	3,884	36,200
Link REIT	11,373	97,391
Mapletree Commercial Trust	11,196	16,967
Mapletree Logistics Trust	15,769	23,574
Mid-America Apartment Communities, Inc.	386	72,085
Mirvac Group	21,713	46,059
Nippon Building Fund, Inc.	14	90,955
Nippon Prologis REIT, Inc.	19	63,499
Nomura Real Estate Master Fund, Inc.	38	54,692
Orix JREIT, Inc.	23	40,028
Prologis, Inc.	2,499	313,450
Public Storage	510	151,521
Realty Income Corp.	1,258	81,594
Regency Centers Corp.	533	35,887
SBA Communications Corp.	370	122,311
Scentre Group	28,622	60,918
Segro PLC	6,570	105,539
Simon Property Group, Inc.	1,106	143,747
Stockland	13,163	41,742
UDR, Inc.	998	52,874
United Urban Investment Corp.	26	35,141
Ventas, Inc.	1,261	69,620
Vicinity Centres	21,338	25,226
Vornado Realty Trust(b)	525	22,055
Welltower, Inc.	1,405	115,772
Weyerhaeuser Co.	2,528	89,921

		4,469,943

Real Estate Management & Development – 0.5%
Aroundtown SA	5,509	37,951
Azrieli Group Ltd.	234	21,064
Capitaland Investment Ltd./Singapore(a)	14,504	36,319
CBRE Group, Inc. - Class A(a)	1,135	110,504
City Developments Ltd.	2,050	10,375
CK Asset Holdings Ltd.	11,031	63,646
Daito Trust Construction Co., Ltd.	383	44,929
Daiwa House Industry Co., Ltd.	3,044	101,472
Deutsche Wohnen SE	1,858	113,606
ESR Cayman Ltd.(a) (c)	10,348	31,231
Fastighets AB Balder - Class B(a)	580	34,856
Hang Lung Properties Ltd.	11,030	25,138
Henderson Land Development Co., Ltd.	7,938	30,311
Hongkong Land Holdings Ltd.	6,395	30,547
Hulic Co., Ltd.	1,401	15,602
LEG Immobilien SE	398	56,219

Company	Shares	U.S. $ Value

Lendlease Corp Ltd.	3,795	$29,178
Mitsubishi Estate Co., Ltd.	6,435	102,463
Mitsui Fudosan Co., Ltd.	4,969	118,038
New World Development Co., Ltd.	7,625	31,013
Nomura Real Estate Holdings, Inc.	631	16,405
Sino Land Co., Ltd.	17,242	23,196
Sumitomo Realty & Development Co., Ltd.	1,656	60,529
Sun Hung Kai Properties Ltd.	6,616	82,610
Swire Pacific Ltd. - Class A	2,435	14,408
Swire Properties Ltd.	6,422	16,103
Swiss Prime Site AG	419	40,928
Unibail-Rodamco-Westfield(a)	687	50,564
UOL Group Ltd.	2,134	10,731
Vonovia SE	2,964	178,191
Wharf Real Estate Investment Co., Ltd.	8,876	45,604

		1,583,731

		6,053,674

Utilities – 2.0%
Electric Utilities – 1.2%
Alliant Energy Corp.	838	46,911
American Electric Power Co., Inc.	1,685	136,788
AusNet Services Ltd.	10,480	18,969
Chubu Electric Power Co., Inc.	3,539	41,826
CK Infrastructure Holdings Ltd.	2,903	16,192
CLP Holdings Ltd.	8,629	83,084
Duke Energy Corp.	2,592	252,953
Edison International	1,275	70,724
EDP - Energias de Portugal SA	15,308	80,415
Electricite de France SA	2,564	32,220
Elia Group SA/NV	170	20,315
Endesa SA	1,751	35,313
Enel SpA	44,851	344,241
Entergy Corp.	675	67,034
Evergy, Inc.	585	36,387
Eversource Energy	1,160	94,842
Exelon Corp.	3,297	159,377
FirstEnergy Corp.	1,835	65,363
Fortum Oyj	2,449	74,366
HK Electric Investments & HK Electric Investments Ltd. - Class SS(c)	14,615	14,512
Iberdrola SA	32,638	328,352
Kansai Electric Power Co., Inc. (The)	3,871	37,511
Mercury NZ Ltd.	3,756	16,798
NextEra Energy, Inc.	6,630	520,588
NRG Energy, Inc.	820	33,481
Origin Energy Ltd.	9,712	32,584
Orsted AS(c)	1,043	137,483
Pinnacle West Capital Corp.	375	27,135
Power Assets Holdings Ltd.	7,358	43,133
PPL Corp.	2,595	72,349
Red Electrica Corp. SA	2,387	47,889
Southern Co. (The)	3,580	221,853
SSE PLC	5,747	121,004
Terna - Rete Elettrica Nazionale	7,758	55,057
Tohoku Electric Power Co., Inc.	2,307	16,959
Tokyo Electric Power Co. Holdings, Inc.(a)	8,384	23,872
Verbund AG	375	37,925

Company	Shares	U.S. $ Value

Xcel Energy, Inc.	1,820	$113,750

		3,579,555

Gas Utilities – 0.1%
APA Group	6,506	40,525
Atmos Energy Corp.	432	38,102
Enagas SA	1,372	30,491
Hong Kong & China Gas Co., Ltd.	60,787	91,843
Naturgy Energy Group SA	1,604	40,374
Osaka Gas Co., Ltd.	2,040	37,277
Snam SpA	11,120	61,515
Toho Gas Co., Ltd.	358	15,571
Tokyo Gas Co., Ltd.	2,050	38,145

		393,843

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	2,245	51,254
EDP Renovaveis SA	1,589	39,426
Meridian Energy Ltd.	7,065	23,892
Uniper SE	504	20,981

		135,553

Multi-Utilities – 0.6%
AGL Energy Ltd.	3,435	14,185
Ameren Corp.	860	69,660
CenterPoint Energy, Inc.	1,955	48,093
CMS Energy Corp.	970	57,938
Consolidated Edison, Inc.	1,150	83,478
Dominion Energy, Inc.	2,720	198,614
DTE Energy Co.	650	72,612
E.ON SE	12,380	151,107
Engie SA	10,072	131,774
National Grid PLC	19,571	233,202
NiSource, Inc.	1,325	32,105
Public Service Enterprise Group, Inc.	1,705	103,834
RWE AG	3,542	124,921
Sempra Energy	1,060	134,090
Suez SA	1,905	43,438
United Utilities Group PLC	3,760	48,938
Veolia Environnement SA	2,971	90,781
WEC Energy Group, Inc.	1,058	93,316

		1,732,086

Water Utilities – 0.1%
American Water Works Co., Inc.	611	103,283
Severn Trent PLC	1,317	46,107

		149,390

		5,990,427

Total Common Stocks (cost $123,757,435)		216,149,162

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 26.4%
United States – 26.4%
U.S. Treasury Bonds 1.25%, 05/15/2050	$266	$216,833
1.375%, 08/15/2050	197	165,872
1.625%, 11/15/2050	1,062	951,396
2.00%, 02/15/2050	418	409,705
2.25%, 08/15/2046-08/15/2049	2,936	3,024,280
2.375%, 11/15/2049-05/15/2051	779	827,698
2.50%, 02/15/2045-05/15/2046	250	269,721
2.75%, 08/15/2042-08/15/2047	490	550,929
2.875%, 05/15/2043-05/15/2049	2,819	3,245,165
3.00%, 05/15/2045-02/15/2049	1,729	2,048,702
3.125%, 11/15/2041-02/15/2043	1,170	1,390,159
3.50%, 02/15/2039	4	4,352
3.625%, 08/15/2043	1,513	1,936,896
3.75%, 08/15/2041-11/15/2043	167	217,266
3.875%, 08/15/2040	119	155,667
4.25%, 05/15/2039	102	138,928
4.375%, 11/15/2039-05/15/2041	523	724,937
4.50%, 08/15/2039	132	185,463
4.75%, 02/15/2037-02/15/2041	475	674,607
5.25%, 11/15/2028	283	359,608
5.375%, 02/15/2031	270	362,225
5.50%, 08/15/2028	573	730,832
6.00%, 02/15/2026	1,181	1,438,794
6.125%, 11/15/2027	303	391,533
6.25%, 08/15/2023-05/15/2030	334	450,333
6.875%, 08/15/2025	355	437,550
7.625%, 02/15/2025	123	151,239
U.S. Treasury Notes 0.25%, 06/30/2025-09/30/2025	4,767	4,671,006
0.375%, 04/30/2025-01/31/2026	3,909	3,835,912
0.50%, 03/31/2025-02/28/2026	915	900,158
0.625%, 05/15/2030-08/15/2030	1,577	1,468,192
0.75%, 04/30/2026-08/31/2026	2,893	2,866,400
0.875%, 09/30/2026-11/15/2030	2,377	2,292,520
1.125%, 02/15/2031	1,168	1,130,211
1.25%, 08/31/2024	825	842,278
1.50%, 09/30/2024-02/15/2030	4,256	4,365,444
1.625%, 11/15/2022-05/15/2031	5,313	5,423,869
1.75%, 05/15/2023-11/15/2029	3,754	3,855,943
1.875%, 08/31/2022-10/31/2022	1,772	1,803,326
2.00%, 11/30/2022-11/15/2026	7,977	8,302,305
2.125%, 11/30/2023-05/15/2025	5,377	5,615,320
2.25%, 04/30/2024-11/15/2027	3,481	3,682,501
2.375%, 08/15/2024-05/15/2029	1,746	1,864,102
2.50%, 08/15/2023-05/15/2024	2,439	2,559,831
2.625%, 02/15/2029	340	370,167
2.75%, 11/15/2023-02/15/2028	1,410	1,487,264
2.875%, 10/31/2023-05/15/2028	947	1,012,492
3.125%, 11/15/2028	688	772,832

Total Governments - Treasuries (cost $76,443,728)		80,582,763

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Sep 2022; Contracts: EUR 920; Exercise Price: EUR 3,200.00; Counterparty: UBS AG(a)	EUR	2,944,000	$124,084
FTSE 100 Index Expiration: Jun 2022; Contracts: GBP 220; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(a)	GBP	1,254,000	37,728
Nikkei 225 Index Expiration: Sep 2022; Contracts: JPY 13,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(a)	JPY	299,000,000	74,137
S&P 500 Index Expiration: Aug 2022; Contracts: USD 7,400; Exercise Price: USD 3,525.00; Counterparty: UBS AG(a)	USD	26,085,000	1,058,300

Total Options Purchased - Puts (premiums paid $1,065,814)			1,294,249

	Shares

RIGHTS – 0.0%
Utilities – 0.0%
Veolia Environnement SA, expiring 10/01/2021(a) (d) (e) (cost $0)		2,971	2,464

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $1,573,913)		1,573,913	1,573,913

Total Investments Before Security Lending Collateral for Securities Loaned – 98.2% (cost $202,840,890)			299,602,551

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $674,169)		674,169	674,169

Total Investments – 98.4% (cost $203,515,059)(i)			300,276,720
Other assets less liabilities – 1.6%			4,838,911

Net Assets – 100.0%			$305,115,631

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	64	December 2021	$6,545,764	$(55,967)
10 Yr Mini Japan Government Bond Futures	1	December 2021	136,125	(435)
Euro-Bund Futures	11	December 2021	2,163,821	(5,008)
Hang Seng Index Futures	3	October 2021	472,545	6,989
Long Gilt Futures	1	December 2021	168,627	(4,528)
MSCI EAFE Futures	2	December 2021	226,700	(3,374)
Nikkei 225 (OSE) Futures	2	December 2021	529,404	1,784
S&P 500 E-Mini Futures	90	December 2021	19,339,875	(777,606)
S&P TSX 60 Index Futures	27	December 2021	5,099,432	(152,535)
U.S. T-Note 10 Yr (CBT) Futures	471	December 2021	61,988,016	(674,033)
Sold Contracts
Euro STOXX 50 Index Futures	233	December 2021	10,925,371	328,930
FTSE 100 Index Futures	75	December 2021	7,148,127	(23,238)
MSCI Singapore IX ETS Futures	12	October 2021	312,417	212
OMXS 30 Index Futures	22	October 2021	566,247	23,344
SPI 200 Futures	47	December 2021	6,195,156	63,260
TOPIX Index Futures	40	December 2021	7,297,722	(8,004)

				$(1,280,209)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	7,143	USD	8,486	11/08/2021	$206,473
Barclays Bank PLC	SEK	7,685	USD	891	10/13/2021	13,013
Barclays Bank PLC	CHF	1,252	USD	1,369	10/28/2021	25,005
Barclays Bank PLC	EUR	5,385	USD	6,366	11/08/2021	124,241
Barclays Bank PLC	AUD	1,739	USD	1,272	11/09/2021	14,807
Barclays Bank PLC	GBP	2,032	USD	2,795	11/10/2021	56,649
Barclays Bank PLC	JPY	401,515	USD	3,652	11/17/2021	43,259
BNP Paribas SA	USD	2,245	SEK	19,529	10/13/2021	(14,476)
BNP Paribas SA	EUR	5,996	USD	7,092	11/08/2021	141,605
BNP Paribas SA	USD	2,830	EUR	2,412	11/08/2021	(33,900)
BNP Paribas SA	GBP	1,421	USD	1,955	11/10/2021	40,781
BNP Paribas SA	USD	1,804	GBP	1,305	11/10/2021	(46,070)
Citibank, NA	USD	940	SEK	8,134	10/13/2021	(10,732)
Citibank, NA	CHF	4,829	USD	5,350	10/28/2021	165,581
Goldman Sachs Bank USA	SEK	49,377	USD	5,634	10/13/2021	(6,412)
Goldman Sachs Bank USA	USD	1,446	NOK	12,737	10/13/2021	11,188
Goldman Sachs Bank USA	USD	1,633	SEK	14,091	10/13/2021	(22,872)
Goldman Sachs Bank USA	USD	1,119	CHF	1,040	10/28/2021	(2,418)
Goldman Sachs Bank USA	EUR	3,463	USD	4,080	11/08/2021	65,849
Goldman Sachs Bank USA	USD	3,401	EUR	2,935	11/08/2021	691
Goldman Sachs Bank USA	USD	5,896	EUR	5,049	11/08/2021	(43,074)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	NOK	8,331	USD	938	10/13/2021	$(15,046)
Morgan Stanley Capital Services, Inc.	NOK	19,477	USD	2,246	10/13/2021	17,909
Morgan Stanley Capital Services, Inc.	USD	2,921	NOK	25,776	10/13/2021	27,877
Morgan Stanley Capital Services, Inc.	CHF	3,256	USD	3,527	10/28/2021	31,136
Morgan Stanley Capital Services, Inc.	USD	1,416	CHF	1,293	10/28/2021	(27,871)
Morgan Stanley Capital Services, Inc.	USD	6,280	EUR	5,299	11/08/2021	(137,885)
Morgan Stanley Capital Services, Inc.	AUD	5,046	USD	3,641	11/09/2021	(7,583)
Morgan Stanley Capital Services, Inc.	GBP	4,731	USD	6,480	11/10/2021	106,140
Morgan Stanley Capital Services, Inc.	USD	2,629	GBP	1,951	11/10/2021	(649)
Morgan Stanley Capital Services, Inc.	JPY	254,498	USD	2,315	11/17/2021	28,121
Morgan Stanley Capital Services, Inc.	USD	1,252	JPY	139,414	11/17/2021	1,054
Morgan Stanley Capital Services, Inc.	USD	8,700	JPY	957,541	11/17/2021	(93,910)
Morgan Stanley Capital Services, Inc.	CAD	1,079	USD	851	11/19/2021	(873)
Morgan Stanley Capital Services, Inc.	USD	3,900	CAD	4,991	11/19/2021	40,302
Morgan Stanley Capital Services, Inc.	USD	1,017	CAD	1,288	11/19/2021	(446)
Societe Generale	USD	864	SEK	7,434	10/13/2021	(14,561)
State Street Bank & Trust Co.	NOK	6,173	USD	696	10/13/2021	(9,757)
State Street Bank & Trust Co.	SEK	5,405	USD	623	10/13/2021	5,353
State Street Bank & Trust Co.	NZD	639	USD	448	10/15/2021	7,539
State Street Bank & Trust Co.	USD	261	NZD	374	10/15/2021	(2,396)
State Street Bank & Trust Co.	JPY	1,098,718	USD	10,002	11/17/2021	127,189
State Street Bank & Trust Co.	USD	475	JPY	52,125	11/17/2021	(6,290)

						$804,541

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $1,818,897 or 0.6% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $102,910,378 and gross unrealized depreciation of investments was $(6,624,385), resulting in net unrealized appreciation of $96,285,993.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

September 30, 2021 (unaudited)

68.8%	United States
7.5%	Japan
4.3%	United Kingdom
3.2%	France
2.9%	Switzerland
2.8%	Germany
2.3%	Australia
1.4%	Netherlands
1.1%	Sweden
0.8%	Denmark
0.8%	Hong Kong
0.8%	Spain
0.6%	Italy
2.2%	Other
0.5%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.4% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Poland, Portugal, Russia, Singapore, South Africa and Taiwan.

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$34,319,481	$8,852,592	$—	$43,172,073
Financials	14,359,766	15,680,631	—	30,040,397
Health Care	16,774,451	11,327,892	—	28,102,343
Consumer Discretionary	15,309,341	11,757,028	—	27,066,369
Industrials	10,167,379	14,036,626	—	24,204,005
Communication Services	14,597,892	3,956,195	—	18,554,087
Consumer Staples	7,736,417	8,867,464	—	16,603,881
Materials	3,106,356	6,678,495	—	9,784,851
Energy	3,381,099	3,195,956	—	6,577,055
Real Estate	3,469,274	2,584,400	—	6,053,674
Utilities	3,183,705	2,806,722	—	5,990,427
Governments - Treasuries	—	80,582,763	—	80,582,763
Options Purchased - Puts	—	1,294,249	—	1,294,249
Rights	—	—	2,464	2,464
Short-Term Investments	1,573,913	—	—	1,573,913
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	674,169	—	—	674,169

Total Investments in Securities	128,653,243	171,621,013	2,464	300,276,720
Other Financial Instruments(a):
Assets:
Futures	424,519	—	—	424,519
Forward Currency Exchange Contracts	—	1,301,762	—	1,301,762
Liabilities:
Futures	(1,704,728)	—	—	(1,704,728)
Forward Currency Exchange Contracts	—	(497,221)	—	(497,221)

Total	$127,373,034	$172,425,554	$2,464	$299,801,052

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,201	$327,174	$329,801	$1,574	$1
Government Money Market Portfolio*	67	54,519	53,912	674	0	**
Total	$4,268	$381,693	$383,713	$2,248	$1

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.